Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Schedule of short-term borrowings and current installments of long-term debt

	Year ended December 31,
	2012	2013
	RMB	RMB	US$

Guaranteed by bank deposits	391,448	212,038	35,026
Guaranteed by related parties	3,448,503	3,602,902	595,157
Guaranteed by property, plant and equipment	773,248	891,073	147,195
Guaranteed by accounts receivable	—	130,000	21,474
Unsecured loans	1,397,292	429,846	71,006
Current portion of long-term debt (note b)	1,515,524	1,450,018	239,526
Total short-term borrowings and current portion of long-term debt	7,526,015	6,715,877	1,109,384

Schedule of non-current borrowings

	Year ended December 31,
	2012	2013
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	3,390,651	3,733,730	616,769
Unsecured loans	300,000	—	—
Guaranteed by related parties	549,710	852,283	140,787
Secured by multiple assets	1,271,849	374,242	61,820
Borrowings from other third parties:
Guaranteed by property, plant and equipment	79,770	598,046	98,790
	5,591,980	5,558,301	918,166
Less: current portion	(1,515,524)	(1,450,018)	(239,526)
Total long-term borrowings	4,076,456	4,108,283	678,640

Schedule of future principal payments for long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2013 are as follows

Year ending December 31,	RMB	US$
2014	1,450,018	239,526
2015	1,253,087	206,995
2016	1,226,028	202,525
2017	585,538	96,724
2018	602,747	99,567
Thereafter	440,883	72,828
Total	5,558,301	918,165